Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business

2. Business

The mission of the Company is to develop innovative and revolutionary treatments to combat disorders caused by disruption of neuronal signalling. We are developing treatment options that address conditions that affect millions of people, but for which there are few or poor treatment options, including obstructive sleep apnea (“OSA”), attention deficit hyperactivity disorder (“ADHD”) and recovery from spinal cord injury (“SCI”), as well as certain neurological orphan diseases such as Fragile X Syndrome (“FXS”). With the addition of the GABAkine program we have added development programs for treatment resistant epilepsy and other convulsant disorders, and potentially migraine, inflammatory and neuropathic pain, as well as other areas of interest based on results of animal studies to date. We are developing a pipeline of new drug products based on our broad patent portfolios for two drug platforms: (i) our cannabinoids platform (which we refer to as ResolutionRx), including dronabinol (a synthetic form of ∆9-tetrahydrocannabinol (“Δ9-THC”)), which acts upon the nervous system’s endogenous cannabinoid receptors and (ii) our neuromodulators platform (which we refer to as EndeavourRx), which platform includes two programs: (a) our AMPAkines program, proprietary compounds that positively modulate AMPA-type glutamate receptors to promote neuronal function and (b) our GABAkines program, PAMs of GABAA receptors that are the subject of the UWMRF Patent License Agreement.

With the ResolutionRx cannabinoid platform, we plan to create a wholly owned private subsidiary of RespireRx with its own board of directors.

With the EndeavourRx neuromodulator platform, we are considering creating another wholly owned private subsidiary of RespireRx with its own board of directors.

Cannabinoids

With respect to the cannabinoid platform, two Phase 2 clinical trials have been completed demonstrating the ability of dronabinol to significantly reduce the symptoms of OSA, which management believes is potentially a multi-billion-dollar market. Subject to raising sufficient financing (of which no assurance can be provided), we believe that we have put most of the necessary pieces into place to rapidly initiate a Phase 3 clinical trial program. By way of definition, when a new drug is allowed by FDA to be tested in humans, Phase 1 clinical trials are conducted in healthy people to determine safety and pharmacokinetics. If successful, Phase 2 clinical trials are conducted in patients to determine safety and preliminary efficacy. Phase 3 trials, large scale studies to determine efficacy and safety, are the final step prior to seeking FDA approval to market a drug.

Neuromodulators – EndeavourRx - AMPAkines and GABAkines

Neurotransmitters are chemicals released by neurons that enable neurons to communicate with one another. This process is called neurotransmission. Neurons release neurotransmitters that attach to a very specific protein structure, termed a receptor, residing on an adjacent neuron. This neurotransmission process can either increase or decrease the excitability of the neuron receiving the message.

Neuromodulators do not act directly at the neurotransmitter binding site, but instead act at accessory sites that enhance (Positive Allosteric Modulators – “PAMs”) or reduce (Negative Allosteric Modulators – “NAMs”) the actions of neurotransmitters at their primary receptor sites. Neuromodulators have no intrinsic activity of their own. We believe that neuromodulators offer the possibility of developing “kinder and gentler” neuropharmacological drugs with greater pharmacological specificity and reduced side effects compared to present drugs, especially in disorders for which there is a significant unmet or poorly met clinical need such as ADHD, SCI, Autism Spectrum Disorder (“ASD”), FXS, treatment resistant epilepsy, neuropathic pain and additional CNS-driven disorders. We are focused presently on developing drugs known as AMPAkines (PAMs at AMPA receptors) and GABAkines (PAMs at GABAA receptors).

Through an extensive AMPAkine translational research effort from the cellular level through Phase 2 clinical trials, the Company has developed a family of novel, low impact AMPAkines, including CX717, CX1739 and CX1942 that may have clinical application in the treatment of CNS-driven neurobehavioral and cognitive disorders, SCI, neurological diseases, and certain orphan indications. From our AMPAkine program, our lead clinical compounds, CX717 and CX1739, have successfully completed multiple Phase 1 safety trials. Both compounds have also completed Phase 2 efficacy trials demonstrating target engagement, by antagonizing the ability of opioids to induce respiratory depression. CX717 has successfully completed a Phase 2 trial demonstrating the ability to significantly reduce the symptoms of adult ADHD. In an early Phase 2 study, CX1739 improved breathing in patients with central sleep apnea (“CSA”). Preclinical studies have highlighted the potential ability of these AMPAkines to improve motor function in animals with SCI. Subject to raising sufficient financing (of which no assurance can be provided), we believe that we will be able to rapidly initiate a human Phase 2 study with CX1739 or CX717 in patients with spinal cord injury and a human Phase 2B study in patients with ADHD with either CX1739 or CX717.

In order to expand our neuromodulator asset base, we entered into an option agreement with UWMRF which option we exercised effective August 1, 2020 resulting in the establishment of the UWMRF Patent License Agreement. Under the UWMRF Patent License Agreement, UWMRF granted to the Company an exclusive license to commercialize GABAkine products based on UWMRF’s rights in certain patents and patent applications, and a non-exclusive license to commercialize products based on UWMRF’s rights in certain technology that is not the subject of the patents or patent applications. See Note 8. Commitments and Contingencies – Significant Agreements and Contracts – UWMRF Patent License Agreement.

Certain of these GABAkines have shown impressive activity in a broad range of animal models of treatment resistant epilepsy and other convulsant disorders, as well as in brain tissue samples obtained from epileptic patients in research conducted at the University of Wisconsin-Milwaukee by Dr. James Cook and by Dr. Jeffrey Witkin of the Indiana University School of Medicine, among others at collaborating institutions. Epilepsy is a chronic and highly prevalent neurological disorder that affects millions of people world-wide. While many anticonvulsant drugs have been approved to decrease seizure probability, seizures are not well controlled and, in as many as 60-70% of patients, existing drugs are not efficacious at some point in the disease progression. We believe that the medical and patient community are in clear agreement that there is desperate need for improved antiepileptic drugs. In addition, these GABAkines have shown positive activity in animal models of migraine, inflammatory and neuropathic pain, as well as other areas of interest. Because of these compounds’ GABA receptor subunit specificity, we believe the compounds have a greatly reduced liability to produce sedation, motor incoordination, memory impairments and tolerance, side effects commonly associated with non-specific GABA PAMs, such as benzodiazepines.

Building upon the AMPAkine and GABAkine programs as a foundation, we established a second business unit called EndeavourRx which focuses on developing novel neuromodulators for disorders resulting from alterations in neurotransmission.

Financing our Platforms

Our major challenge has been to raise substantial equity or equity-linked financing to support research and development plans for our cannabinoid and neuromodulator platforms, while minimizing the dilutive effect to pre-existing stockholders. At present, we believe that we are hindered primarily by our public corporate structure, our OTCQB listing, and low market capitalization as a result of our low stock price. For this reason, the Company is considering an internal restructuring plan that contemplates spinning out our two drug platforms into separate operating businesses or subsidiaries.

We believe that by creating one or more subsidiaries to further the aims of ResolutionRx and EndeavourRx, it may be possible, through separate finance channels, to optimize the asset values of both the cannabinoid platform and the neuromodulator platform.

Going Concern

The Company’s condensed consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $1,762,855 for the six-months ended June 30, 2020 and $2,115,033 for the fiscal year ended December 31, 2019 respectively, as well as negative operating cash flows of $106,448 for the six-months ended June 30, 2020 and $487,745 for the fiscal year ended December 31, 2019. The Company also had a stockholders’ deficiency of $7,846,748 at June 30, 2020 and expects to continue to incur net losses and negative operating cash flows for at least the next few years. As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern, and the Company’s independent registered public accounting firm, in its audit report on the Company’s consolidated financial statements for the year ended December 31, 2019, expressed substantial doubt about the Company’s ability to continue as a going concern.

The Company is currently, and has for some time, been in significant financial distress. It has extremely limited cash resources and current assets and has no ongoing source of sustainable revenue. Management is continuing to address various aspects of the Company’s operations and obligations, including, without limitation, debt obligations, financing requirements, establishment of new and maintenance and improvement of existing and in-process intellectual property, licensing agreements, legal and patent matters and regulatory compliance, and has taken steps to continue to raise new debt and equity capital to fund the Company’s business activities from both related and unrelated parties to fund the Company’s business activities.

The Company is continuing its efforts to raise additional capital in order to be able to pay its liabilities and fund its business activities on a going forward basis, including the pursuit of the Company’s planned research and development activities. The Company regularly evaluates various measures to satisfy the Company’s liquidity needs, including development and other agreements with collaborative partners and, when necessary, seeking to exchange or restructure the Company’s outstanding securities. The Company is evaluating certain changes to its operations and structure to facilitate raising capital from sources that may be interested in financing only discrete aspects of the Company’s development programs. Such changes could include a significant reorganization, which may include the formation of one or more subsidiaries into which one or more of our programs may be contributed. As a result of the Company’s current financial situation, the Company has limited access to external sources of debt and equity financing. Accordingly, there can be no assurances that the Company will be able to secure additional financing in the amounts necessary to fully fund its operating and debt service requirements. If the Company is unable to access sufficient cash resources, the Company may be forced to discontinue its operations entirely and liquidate.

2. Business

The mission of the Company is to develop innovative and revolutionary treatments to combat disorders caused by disruption of neuronal signaling. We are developing treatment options that address conditions that affect millions of people, but for which there are few or poor treatment options, including obstructive sleep apnea (“OSA”), attention deficit hyperactivity disorder (“ADHD”) and recovery from spinal cord injury (“SCI”), as well as certain neurological orphan diseases such as Fragile X Syndrome. RespireRx is developing a pipeline of new drug products based on our broad patent portfolios for two drug platforms: (i) cannabinoids, including dronabinol (a synthetic form of Δ9-THC) that act upon the nervous system’s endogenous cannabinoid receptors and (ii) neuromodulators, which we now call EndeavourRx, including (a) AMPAkines, proprietary compounds that positively modulate AMPA-type glutamate receptors to promote neuronal function and (b) positive allosteric modulators (“PAMs”) of the gamma-amino-butyric acid subunit A (“GABA-A”) receptors that are the subject of an option agreement dated March 2, 2020 between the Company and the UWM Research Foundation, Inc. (“UWMRF”), an affiliate of the University of Wisconsin-Milwaukee. See Note 10. Subsequent Events.

Cannabinoids

With respect to the cannabinoid platform, two Phase 2 clinical trials have been completed demonstrating the ability of dronabinol to statistically significantly reduce the symptoms of OSA, which management believes is potentially a multi-billion-dollar market. Subject to raising sufficient financing (of which no assurance can be provided), we believe that we have put most of the necessary pieces into place to rapidly initiate a Phase 3 clinical trial program. By way of definition, when a new drug is allowed by the United States Food and Drug Administration (“FDA”) to be tested in humans, Phase 1 clinical trials are conducted in healthy people to determine safety and pharmacokinetics. If successful, Phase 2 clinical trials are conducted in patients to determine safety and preliminary efficacy. Phase 3 trials, large scale studies to determine efficacy and safety, are the final step prior to seeking FDA approval to market a drug.

With the cannabinoid platform, we plan to create a wholly-owned private subsidiary of RespireRx (“Newco”, official name not yet determined) with its own management team and board of directors.

Neuromodulators – EndeavourRx - AMPAkines and GABA-A

Neuromodulators are chemicals released by neurons that enable neurons to communicate with one another. This process is called neurotransmission. Neurons release neurotransmitters that attach to a very specific protein structure, termed a receptor, residing on an adjacent neuron. This neurotransmission process can either increase or decrease the excitability of the neuron receiving the message.

Neuromodulators do not act directly at the neurotransmitter binding site, but instead act at accessory sites that enhance (Positive Allosteric Modulators – “PAMs”) or reduce (Negative Allosteric Modulators – “NAMs”) the actions of neurotransmitters at their primary receptor sites. Neuromodulators have no intrinsic activity of their own. We believe that neuromodulators offer the possibility of developing “kinder and gentler” neuropharmacological drugs with greater pharmacological specificity and reduced side effects compared to present drugs, especially in disorders for which there is a significant unmet or poorly met clinical need such as Attention Deficit Hyperactivity Disorder (“ADHD”), Autism Spectrum Disorder (“ASD”), Fragile X Syndrome (“FSX”) and CNS-driven disorders. We are focused presently on developing drugs that act as positive allosteric modulators (“PAM”) at the AMPA and GABA-A receptors.

Building upon our AMPAkine platform as a foundation, we also are planning the establishment of a second business unit, which we now call collectively with the AMPAkines, EndeavourRx, that will focus on developing novel neuromodulators for disorders due to alterations in neurotransmission. Through an extensive series of translational studies over a number of years, but numerous researchers and from the cellular level up to human Phase 2 clinical trials, selected AMPAkines have demonstrated target site engagement and positive results in patients with Attention Deficit Hyperactivity Disorder (see below).

Through an extensive AMPAkine translational research effort from the cellular level through Phase 2 clinical trials, the Company has developed a family of novel, low impact AMPAkines, including CX717, CX1739 and CX1942 that may have clinical application in the treatment of CNS-driven neurobehavioral and cognitive disorders, spinal cord injury, neurological diseases, and certain orphan indications. From our AMPAkine platform, our lead clinical compounds, CX717 and CX1739, have successfully completed multiple Phase 1 safety trials. Both compounds have also completed Phase 2 efficacy trials demonstrating target engagement, by antagonizing the ability of opioids to induce respiratory depression. CX717 has successfully completed a Phase 2 trial demonstrating the ability to statistically significantly reduce the symptoms of adult ADHD. In an early Phase 2 study, CX1739 improved breathing in patients with central sleep apnea. Preclinical studies have highlighted the potential ability of these AMPAkines to improve motor function in animals with spinal injury. Subject to raising sufficient financing (of which no assurance can be provided), we believe that we will be able to rapidly initiate a human Phase 2 study with CX1739 and/or CX717 in patients with spinal cord injury and a human Phase 2B study in patients with ADHD with either CX717 or CX1739.

In order to expand the asset base of EndeavourRx, we have entered into an option agreement with UWMRF whereby RespireRx has a six-month option commencing on March 2, 2020, to license, certain intellectual property regarding chemical compounds that act as positive allosteric modulators (“PAMs”) at certain specific receptors for gamma-amino-butyric acid type A (“GABA-A”), a major inhibitory transmitter in the brain (see Subsequent Events). Certain of these compounds have shown impressive activity in a broad range of animal models of refractory/resistant epilepsy and other convulsant disorders, as well as in brain tissue samples obtained from epileptic patients in pre-clinical research conducted at the University of Wisconsin-Milwaukee by Drs. James Cook and Jeffrey Witkin among others and at collaborating institutions. Epilepsy is a chronic and highly prevalent neurological disorder that affects millions of people world-wide. While many anticonvulsant drugs have been approved to decrease seizure probability, seizures are not well controlled and, in as many as 60-70% of patients, existing drugs are not efficacious at some point in the disease progression. We believe that the medical and patient community are in clear agreement that there is desperate need for improved antiepileptic drugs. In addition, these compounds have shown positive activity in animal models of migraine, inflammatory and neuropathic pain, as well as other areas of interest. Because of their GABA receptor subunit specificity, the compounds have a greatly reduced liability to produce sedation, motor incoordination, memory impairments and tolerance, side effects commonly associated with non-specific GABA PAMs, such as benzodiazepines.

Our major challenge has been to raise substantial equity or equity-linked financing to support research and development programs for our two drug platforms, while minimizing the dilutive effect to pre-existing stockholders. At present, we believe that we are hindered primarily by our public corporate structure, our OTCQB listing, limited float and low market capitalization as a result of our low stock price. For this reason, RespireRx is considering an internal restructuring plan that contemplates spinning out our two drug platforms into separate operating businesses.

We believe that by creating EndeavourRx and ResolutionRx, it may be possible, through separate finance channels, to optimize the asset values of both the cannabinoid platform and the neuromodulation platform.

Going Concern

The Company’s consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $2,115,033 and $2,591,790 for the fiscal years ended December 31, 2019 and 2018, respectively, and negative operating cash flows of $487,745 and $427,368 for the fiscal years ended December 31, 2019 and 2018, respectively. The Company also had a stockholders’ deficiency of $7,444,819 at December 31, 2019 and expects to continue to incur net losses and negative operating cash flows for at least the next few years. As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern, and the Company’s independent registered public accounting firm, in its report on the Company’s consolidated financial statements for the year ended December 31, 2019, expressed substantial doubt about the Company’s ability to continue as a going concern.

The Company is currently, and has for some time, been in significant financial distress. It has extremely limited cash resources and current assets and has no ongoing source of sustainable revenue. Management is continuing to address various aspects of the Company’s operations and obligations, including, without limitation, debt obligations, financing requirements, intellectual property, licensing agreements, legal and patent matters and regulatory compliance, and has taken steps to continue to raise new debt and equity capital to fund the Company’s business activities from both related and unrelated parties.

The Company is continuing its efforts to raise additional capital in order to be able to pay its liabilities and fund its business activities on a going forward basis, including the pursuit of the Company’s planned research and development activities. The Company regularly evaluates various measures to satisfy the Company’s liquidity needs, including development and other agreements with collaborative partners and, when necessary, seeking to exchange or restructure the Company’s outstanding securities. The Company is evaluating certain changes to its operations and structure to facilitate raising capital from sources that may be interested in financing only discrete aspects of the Company’s development programs. Such changes could include a significant reorganization, which may include the formation of one or more subsidiaries into which one or more programs may be contributed. As a result of the Company’s current financial situation, the Company has limited access to external sources of debt and equity financing. Accordingly, there can be no assurances that the Company will be able to secure additional financing in the amounts necessary to fully fund its operating and debt service requirements. If the Company is unable to access sufficient cash resources, the Company may be forced to discontinue its operations entirely and liquidate.